Accounts receivable	6 Months Ended
Jun. 30, 2021
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable	Accounts receivableAccounts receivable as at June 30, 2021 include unbilled revenue of $68,672 (December 31, 2020 - $91,538) from the Company’s regulated utilities. Accounts receivable as at June 30, 2021 are presented net of allowance for doubtful accounts of $29,031 (December 31, 2020 - $29,506).